MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	$ 1,270,457	$ 738,016
Balance, end of year	1,564,860	1,270,457
Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	1,279,327	742,851
Additions	328,866	513,627
Foreign exchange differences		22,849
Transfer from construction in progress to inventory	(8,192)
Reversal (Recoveries) of BCMETC	4,553
Balance, end of year	1,604,554	1,279,327
Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(8,870)	(4,835)
Foreign exchange differences		92
Depreciation and depletion	(30,824)	(3,943)
Balance, end of year	(39,694)	(8,870)
Mineral properties
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	382,294
Balance, end of year	792,595	382,294
Mineral properties | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	382,294	370,886
Foreign exchange differences		11,408
Transfer from construction in progress to mineral properties	420,419
Reversal (Recoveries) of BCMETC	4,806
Balance, end of year	807,519	382,294
Mineral properties | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Depreciation and depletion	(14,924)
Balance, end of year	(14,924)
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	633,181
Balance, end of year	5,723	633,181
Construction in progress | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	633,181	126,623
Additions	324,641	505,568
Foreign exchange differences		3,895
Transfer from construction in progress to inventory	(8,192)
Transfer from construction in progress to plant and equipment	(523,488)	(2,905)
Transfer from construction in progress to mineral properties	(420,419)
Balance, end of year	5,723	633,181
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	12,194
Balance, end of year	520,079	12,194
Plant and equipment | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	21,064	14,695
Additions	297	3,013
Foreign exchange differences		451
Transfer from construction in progress to plant and equipment	523,488	2,905
Balance, end of year	544,849	21,064
Plant and equipment | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(8,870)	(4,835)
Foreign exchange differences		92
Depreciation and depletion	(15,900)	(3,943)
Balance, end of year	(24,770)	(8,870)
Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	242,788
Balance, end of year	246,463	242,788
Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	242,788	230,647
Additions	3,928	5,046
Foreign exchange differences		7,095
Reversal (Recoveries) of BCMETC	(253)
Balance, end of year	$ 246,463	$ 242,788